Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Staff costs:
Wages and salaries	£ 905	£ 746	£ 731
Performance-related payments	160	157	157
Social security costs	111	93	94
Pensions costs - defined contribution plans	66	54	52
Pensions costs - defined benefit plans	81	32	26
Other share-based payments	3	10	3
Other personnel costs	50	45	62
Employee benefits expense	1,376	1,137	1,125
Other administration expenses	809	1,011	970
Depreciation, amortisation and impairment	378	354	322
Total operating expenses before impairment losses, provisions and charges	£ 2,563	£ 2,502	£ 2,417